UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21989

Registrant Name: Nicholas-Applegate Equity & Convertible Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas
New York, New York 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2010

Date of Reporting Period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Shares
(000)		Value*

COMMON STOCK—71.8%
	Aerospace & Defense—1.4%
74	L-3 Communications Holdings, Inc.	$5,371,147

	Auto Components—1.4%
226	Johnson Controls, Inc.	5,403,528

	Automobiles—0.9%
497	Ford Motor Co. (b)	3,480,974

	Beverages—6.5%
223	Coca-Cola Co.	11,898,366
127	Molson Coors Brewing Co. —Cl. B	6,233,881
114	PepsiCo, Inc.	6,902,700
		25,034,947

	Biotechnology—1.8%
164	Gilead Sciences, Inc. (b)	6,978,200

	Communications Equipment—6.1%
314	Cisco Systems, Inc. (b)	7,168,045
156	Harris Corp.	6,487,460
39	Harris Stratex Networks, Inc. —Cl. A (b)	243,356
142	Qualcomm, Inc.	5,871,938
61	Research In Motion Ltd. (b)	3,570,784
		23,341,583

	Computers & Peripherals—5.0%
25	Apple, Inc. (a) (b)	4,781,491
379	EMC Corp. (a) (b)	6,235,542
67	International Business Machines Corp. (a)	8,056,748
		19,073,781

	Diversified Financial Services—0.9%
84	JP Morgan Chase & Co.	3,500,326

	Diversified Telecommunication Services—1.6%
202	Verizon Communications, Inc.	5,977,180

	Electric Utilities—1.1%
54	Entergy Corp.	4,158,377

	Electronic Equipment, Instruments & Components—1.6%
149	Amphenol Corp. —Cl. A	5,977,880

	Energy Equipment & Services—4.0%
69	Diamond Offshore Drilling, Inc.	6,562,725
96	National Oilwell Varco, Inc. (b)	3,926,842
81	Schlumberger Ltd.	5,063,080
		15,552,647

	Health Care Equipment & Supplies—3.4%
111	Baxter International, Inc.	6,006,066
27	Intuitive Surgical, Inc. (b)	6,644,060
		12,650,126

	Health Care Providers & Services—4.2%
140	McKesson Corp. (a)	8,222,200
133	Medco Health Solutions, Inc. (a) (b)	7,441,512
		15,663,712

	Hotels Restaurants & Leisure—1.8%
119	McDonald's Corp.	6,957,007

	Household Products—1.9%
121	Procter & Gamble Co.	7,041,200

	Independent Power Producers & Energy Traders—1.7%
92	Constellation Energy Group, Inc.	2,844,640
154	NRG Energy, Inc. (b)	3,540,437
		6,385,077

	Industrial Conglomerates—1.2%
122	General Electric Co.	1,746,265
142	Textron, Inc.	2,531,872
		4,278,137

	Insurance—1.5%
53	MetLife, Inc.	1,809,852
87	Prudential Financial, Inc.	3,935,010
		5,744,862

	Internet Software & Services—2.0%
14	Google, Inc. —Cl. A (b)	7,505,680

	Machinery—4.6%
137	AGCO Corp. (b)	3,853,881
101	Deere & Co.	4,595,995
181	Joy Global, Inc. (a)	9,124,210
		17,574,086
	Metals & Mining—2.3%
117	Freeport-McMoRan Copper & Gold, Inc. (a) (b)	8,575,784

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

	Multiline Retail—1.8%
139	Target Corp.		$6,712,398
	Oil, Gas & Consumable Fuels—2.8%
90	Occidental Petroleum Corp.		6,814,024
97	Peabody Energy Corp.		3,820,435
			10,634,459
	Pharmaceuticals—2.8%
137	Abbott Laboratories		6,928,090
63	Johnson & Johnson		3,737,156
			10,665,246
	Semiconductors & Semiconductor Equipment—3.6%
355	Intel Corp. (a)		6,774,495
289	Texas Instruments, Inc.		6,772,360
			13,546,855
	Software—3.9%
261	Microsoft Corp. (a)		7,223,665
367	Oracle Corp.		7,750,030
			14,973,695
	Total Common Stock (cost- $377,536,501)		272,758,894

CONVERTIBLE PREFERRED STOCK— 12.7%

	Capital Markets—0.3%
	Lehman Brothers Holdings, Inc. (c) (g) (i),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	NR/NR	673,534
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	NR/NR	455,286
			1,128,820
	Chemicals—0.5%
49	Celanese Corp., 4.25%, 12/31/49	NR/NR	1,704,775
	Commercial Banks—0.8%
14	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	1,623,050
2	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	1,521,500
			3,144,550
	Commercial Services & Supplies—0.8%
102	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	2,913,422
	Diversified Financial Services—2.5%
4	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	3,537,761
	Credit Suisse Securities USA LLC (b),
70	10.00%, 9/1/10	Aa2/A-	1,520,412
51	10.00%, 9/9/10	Aa2/A-	1,589,046
-(j)	Preferred Blocker, Inc., 7.00%, 12/31/49 (e) (f)	NR/C	61,072
62	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO
	(Compania Vale do Rio Doce) (i)	NR/NR	3,028,838
			9,737,129
	Electric—1.2%
102	AES Trust III, 6.75%, 10/15/29	B3/B	4,364,370
	Food Products—0.8%
39	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	3,162,200
	Insurance—0.8%
21	Assured Guaranty Ltd., 8.50%, 6/1/14	NR/NR	1,511,475
53	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	1,349,190
			2,860,665
	Machinery—1.1%
5	Stanley Works, 5.125%, 5/17/12 (h)	A3/BBB+	4,245,800
	Oil, Gas & Consumable Fuels—0.6%
27	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	2,283,725
	Pharmaceuticals—0.5%
8	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	2,002,375
	Real Estate Investment Trusts (REIT)—1.4%
72	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49	NR/NR	1,437,140
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	2,425,410
24	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	1,416,000
			5,278,550
	Wireless Telecommunication Services—1.4%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,335,488
	Total Convertible Preferred Stock (cost-$71,205,285)		48,161,869

Principal
Amount
(000)

CONVERTIBLE BONDS & NOTES — 11.5%
	Auto Components—0.5%
$1,425	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	1,724,250
	Commercial Services & Supplies—1.2%
4,800	Bowne & Co., Inc., 6.00%, 10/1/33 (d)	B3/CCC+	4,614,000
	Communications Equipment—0.6%
3,730	Nortel Networks Corp., 2.125%, 4/15/14 (c)	NR/NR	2,084,137
	Computers—1.3%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	5,048,125

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Electrical Equipment—1.3%
$1,830	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	$1,656,150
4,605	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	3,424,969
			5,081,119
	Electronic Equipment, Instruments & Components—0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	1,229,869
	Energy Equipment & Services—0.4%
1,625	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	1,427,562
	Entertainment—0.3%
1,100	Macrovision Corp., 2.625%, 8/15/11	NR/B	1,259,500
	Health Care Providers & Services—0.4%
1,850	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	1,482,313
	Internet Software & Services—0.5%
2,300	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	1,963,625
	IT Services—0.7%
2,850	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,707,500
	Pharmaceuticals—0.7%
1,050	Biovail Corp., 5.375%, 8/1/14 (e) (f)	NR/NR	1,206,187
1,600	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	1,584,000
			2,790,187
	Real Estate Investment Trusts (REIT)—1.4%
5,950	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	5,355,000
	Semiconductors & Semiconductor Equipment—0.8%
1,950	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/CCC+	1,652,625
850	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	1,298,375
			2,951,000

	Wireless Telecommunication Services—1.1%
4,700	NII Holdings, Inc., 3.125%, 6/15/12	NR/B+	4,188,875
	Total Convertible Bonds & Notes (cost-$47,151,436)		43,907,062

CORPORATE BONDS & NOTES— 2.5%
	Banks—0.1%
400	GMAC LLC, 6.75%, 12/1/14 (e) (f)	Ca/CCC	367,000
	Paper & Forest Products—0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	855,000
	Pipelines—1.0%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	3,678,150
	Wireless Telecommunication Services—1.2%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	4,778,250
	Total Corporate Bonds & Notes (cost-$10,002,310)		9,678,400

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount
(000)		Value*
SHORT-TERM INVESTMENTS —1.3%

	Time Deposit—1.3%
$4,862	Wells Fargo-Grand Cayman, 0.03%, 11/2/09 (cost-$4,862,346)	$ 4,862,346
	Total Investments, before call options written
	(cost-$510,757,878—99.8%)	379,368,571

CALL OPTIONS WRITTEN (b)— (0.1)%
Contracts

	Apple, Inc.,
175	strike price $210, expires 11/21/09	(10,325)
	EMC Corp.,
2,650	strike price $19, expires 11/21/09	(10,600)
	Freeport-McMoRan Copper & Gold, Inc.,
325	strike price $85, expires 11/21/09	(18,200)
	Intel Corp.,
2,480	strike price $22, expires 11/21/09	(4,960)
	International Business Machines Corp.,
470	strike price $130, expires 11/21/09	(15,040)
	Joy Global, Inc.,
515	strike price $60, expires 11/21/09	(18,025)
	McKesson Corp.,
980	strike price $65, expires 11/21/09	(14,700)
	Medco Health Solutions, Inc.,
925	strike price $60, expires 11/21/09	(50,875)
	Microsoft Corp.,
275	strike price $30, expires 11/21/09	(2,750)
	Standard & Poor's 500 Index,
1,812	strike price $1150, expires 11/21/09	(196,294)
	Total Call Options Written (premiums received-$1,374,437)	(341,769)
	Total Investments, net of call options written
	(cost-$509,383,441)—99.7%	379,026,802
	Other assets less other liabilities—0.3%	969,021
	Net Assets—100.0%	$379,995,823

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for whch a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	In default.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,634,259, representing 0.43% of net assets.
(f)

144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Fair-valued—Securities with an aggregate value of $1,128,819 representing 0.30% of net assets.
(h)	Variable rate. Interest rate disclosed reflects the rate in effect on October 31, 2009.
(i)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(j)	Amount less than $500.

Glossary:
NR-Not Rated
REIT-Real Estate Investment Trust

Other Investments:

Transactions in call options written for the nine months ended October 31, 2009:
	Contracts	Premiums
Options outstanding, January 31, 2009	1,682	$1,451,482
Options written	33,539	11,587,222
Options terminated in closing purchase transactions	(8,812)	(4,523,495)
Options expired	(15,802)	(7,140,772)

Options outstanding, October 31, 2009	10,607	$1,374,437

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

  Level 1 — quoted prices in active markets for identical investments that the portfolio has the ability to access
  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
  Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine month period ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized a multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securites.

A summary of the inputs used at October 31, 2009 in valuing the Fund's assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Observable	Value at
	Quoted Prices	Inputs	Inputs	10/31/2009

Investments in Securities - Assets
Common Stock	$ 272,758,894	–	–	$ 272,758,894
Convertible Preferred Stock:
Capital Markets	–	–	$ 1,128,820	1,128,820
All Other	42,412,115	$ 4,620,934	–	47,033,049
Convertible Bonds & Notes	–	43,907,062	–	43,907,062
Corporate Bonds & Notes	–	9,678,400	–	9,678,400
Short-Term Instrments	–	4,862,346	–	4,862,346
Total Investments in Securities - Assets	315,171,009	$ 63,068,742	$ 1,128,820	$ 379,368,571
Investments in Securities - Liabilities
Call Options Written	$ (145,475)	$ (196,294)	–	$ (341,769)
Total Investments in Securities	$ 315,025,534	$ 62,872,448	$ 1,128,820	$ 379,026,802

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2009, were as follows:

				Total	Total Change
	Beginning	Net Purchases	Accrued	Realized	in Unrealized	Transfers in	Ending
	Balance	(Sales) and	Discounts	Gain	Appreciation	and/or out	Balance
	1/31/09	Settlements	(Premiums)	(Loss)	(Depreciation)	of Level 3	10/31/09

Investments in Securities - Assets
Convertible Preferred Stock: Capital Markets	$ 7,854,048	$ (9,225,491)	–	–	$ 2,500,263	–	$ 1,128,820

There was no change in unrealized appreciation/depreciation of Level 3 securities for the nine month period ended October 31, 2009.

Item 2. Controls and Procedures

a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Equity & Convertible Income Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By: By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009